Rule 497(e)
                                                        Registration No. 33-8982

                             THE VICTORY PORTFOLIOS

                                  BALANCED FUND
                             DIVERSIFIED STOCK FUND
                                   VALUE FUND
                                STOCK INDEX FUND
                            OHIO REGIONAL STOCK FUND
                                   GROWTH FUND
                               SPECIAL VALUE FUND
                               SPECIAL GROWTH FUND
                            INTERNATIONAL GROWTH FUND
                           REAL ESTATE INVESTMENT FUND

                          AMENDMENT DATED JUNE 1, 1998
                      TO THE PROSPECTUS DATED MARCH 1, 1998

The Prospectus is amended as follows:

1.       INTERNATIONAL GROWTH FUND:

PORTFOLIO MANAGEMENT

         Manager of Managers. Key Asset Management Inc. ("KAM"), the investment adviser, serves as a Manager of Managers of the Victory International Growth Fund ("International Growth Fund"). That is, KAM may select one or more subadvisers to manage the International Growth Fund's assets. KAM evaluates each subadviser's skills, investment styles and strategies in light of KAM's analysis of the international securities markets. Under its Advisory Agreement with The Victory Portfolios (the "Trust"), KAM oversees the investment advisory services that a subadviser provides to the International Growth Fund. If KAM engages more than one subadviser, KAM may reallocate assets among subadvisers when it believes it is appropriate. KAM provides investment advice with respect to short-term debt securities. KAM has the ultimate responsibility for the International Growth Fund's investment performance because it is responsible for overseeing all subadvisers and recommending to the Trust's Board of Trustees (the "Board") that it hire, terminate or replace a particular subadviser.

         The Trust and KAM have obtained an order from the Securities and Exchange Commission that allows KAM to serve as a Manager of Managers. The order lets KAM, subject to certain conditions, select new subadvisers with the approval of the Board, without obtaining shareholder approval. The order also allows KAM to change the terms of agreements with the subadvisers or to keep a subadviser even if certain events would otherwise require that a subadvisory agreement terminate. The Trust will notify shareholders of any subadviser change. Shareholders, however, also have the right to terminate an agreement with a particular subadviser. If KAM hires more than one subadviser, the order also allows the International Growth Fund to disclose only the aggregate amount of fees paid to all subadvisers.

         Indocam International Investment Services, S.A. KAM has entered into a Portfolio Management Agreement with Indocam International Investment Services, S.A. ("IIIS"), a French corporation located in Paris, France. IIIS serves as subadviser for all of the International Growth Fund's assets (other than short-term debt instruments). IIIS and its advisory affiliates ("Indocam") the global asset management component of the Credit Agricole banking and financial services group. As of December 31, 1997, Indocam managed approximately $124 billion for its clients.

         Eric Taze-Bernard, Ayaz Ebrahim, Didier Le Conte, and Jean-Claude Kaltenbach will be directly responsible for the management of the International Growth Fund. Mr. Taze-Bernard, the lead portfolio manager, has been employed by IIIS (or its affiliates) since 1987 and currently is the Head of Strategy of Asset Allocation of IIIS. Mr. Ebrahim is the Director and Portfolio Manager of IIIS, Hong Kong. Mr. Ebrahim has been employed by IIIS (or its affiliates) since 1991. Mr. Le Conte is the Senior Portfolio Manager responsible for European Equities at IIIS and has been employed by IIIS (or its affiliates) since 1966. Mr. Kaltenbach is the Head of Equity Management at IIIS and has been employed by IIIS (or its affiliates) since 1994. Prior to his employment by IIIS, Mr. Kaltenbach was the Head of Asset Management at Union Europeenne de CIC since 1988.

         KAM, and not the International Growth Fund, pays IIIS a subadvisory fee equal, on an annual basis, to 0.55% of the International Growth Fund's average daily net assets.

                                  VF-IGF-SUPP2

                                                                     Rule 497(e)
                                                        Registration No. 33-8982
Dear Shareholder:

The Prospectus for the following Victory Funds is being revised. This supplement provides important information about: updates to portfolio management information for certain Funds; changes to appropriately reflect the Special Growth Fund's investment policies and strategies; changes to appropriately reflect the Funds' diversification requirements; and changes to appropriately reflect certain Funds' investments in real estate investment trusts. This information is important and should be kept with your Prospectus.
--------------------------------------------------------------------------------

                                The Victory Funds
                                  Balanced Fund
                             Diversified Stock Fund
                                   Value Fund
                                Stock Index Fund
                            Ohio Regional Stock Fund
                                   Growth Fund
                               Special Value Fund
                               Special Growth Fund
                            International Growth Fund
                           Real Estate Investment Fund

                          Supplement Dated June 1, 1998
                     to the Prospectus Dated March 1, 1998,
                             as amended June 1, 1998

1. On page 8 for the VALUE FUND, the following paragraph replaces the information under "Portfolio Management:"

Judith A. Jones and Neil A. Kilbane are the Portfolio Managers of the Value Fund. Ms. Jones has been the Portfolio Manager of the Value Fund since its inception in December 1993. She is a Portfolio Manager and Senior Managing Director of Key Asset Management Inc., and has been in the investment business since 1967. Mr. Kilbane has been a Portfolio Manager of the Value Fund since April, 1998. He is a Portfolio Manager and Managing Director of Key Asset Management Inc. and has been in the investment business since 1986.


2. On page 10 for the STOCK INDEX FUND, the following paragraph replaces the information under "Portfolio Management:"

Theresa Hemmi is the Portfolio Manager of the Stock Index Fund, a position she has held since May, 1998. She is a Portfolio Manager and Director of Key Asset Management Inc. and has been in the investment business since 1994.


3. On page 16 for the SPECIAL VALUE FUND, the following paragraph replaces the information under "Portfolio Management:"

Anthony Aveni, Barbara Myers and Paul Danes are the Portfolio Managers of the Special Value Fund. Mr. Aveni has been a Portfolio Manager of the Special Value Fund since its inception in December 1993. He is a Director of, and the Chief Investment Officer and a Senior Managing Director with, Key Asset Management Inc. and has been in the investment business since 1981. Mr. Myers has been a Portfolio Manager of the Special Value Fund since June 1995. She is a Portfolio Manager and Director with Key Asset Management Inc. and has been in the investment business since 1987. Mr. Danes has been a Portfolio Manager of the Special Value Fund since October 1995. He is a Portfolio Manager and Director with Key Asset Management Inc. and has been in the investment business since 1987.

4. On page 18 for the SPECIAL GROWTH FUND, the following paragraph replaces the first paragraph under the heading "Investment Policies and Strategy:"

The Special Growth Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalization of $1 billion or less.

          and, the following paragraph replaces the information under "Portfolio Management:"

Annette Geddes is the Portfolio Manager of the Special Growth Fund, a position she has held since June 1996. She is a Portfolio Manager and Senior Managing Director of Key Asset Management Inc. and has been in the investment business since 1967.


5. On page 22 for the REAL ESTATE INVESTMENT FUND, the following paragraph replaces the information under "Portfolio Management:"

          Patrice Derrington and Richard E. Salomon are the Portfolio Managers of the Real Estate Investment Fund. Ms. Derrington is a Managing Director and Portfolio Manager of Key Asset Management Inc. and has been in the real estate, investment and finance business since 1991. Mr. Salomon is a Director of, and a Senior Managing Director with, Key Asset Management Inc. and has been in the investment advisory business since 1982.


6. On page 25,  the  following  paragraph  replaces  the  information  under the
heading   "Investment   Limitations,"   "Diversification   Requirements   -  SEC
Requirement"

         Diversification Requirements
         SEC Requirement: Each Fund (other than the Real Estate Investment Fund) is "diversified" according to certain federal securities provisions regarding the diversification of its assets. Generally, under these provisions, a Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.


7. On pages 40 and 41, under the heading, "Other Securities and Investment Practices," the percentages in the table under "Real Estate Investment Trusts" should be revised as indicated:

------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
                                                           Diversified                       Stock      Ohio Regional
List of Allowable Investments                Balanced         Stock           Value          Index          Stock
and Investment Practices                       Fund           Fund            Fund           Fund            Fund
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
REAL ESTATE INVESTMENT TRUSTS.  Shares of
ownership in real estate investment             25%            25%             25%            25%            25%
trusts or mortgages on real estate.
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------


------------------------------------------- ------------ ---------------- -------------- ---------------
                                                             Special         Special     International
List of Allowable Investments                 Growth          Value          Growth          Growth
and Investment Practices(continued)            Fund           Fund            Fund            Fund
------------------------------------------- ------------ ---------------- -------------- ---------------
------------------------------------------- ------------ ---------------- -------------- ---------------
REAL ESTATE INVESTMENT TRUSTS.  Shares of
ownership in real estate investment             25%            25%             25%            25%
trusts or mortgages on real estate.
------------------------------------------- ------------ ---------------- -------------- ---------------


         If you would like more information about the Victory Funds call (800) 539-FUND or (800) 539-3863.

                                  VF-EQTY-SUP1